Government Grants (Tables)	6 Months Ended
Jun. 30, 2023
Government Grants [Abstract]
Schedule of Research and Development	The amount of government grants received during the six months ended June 30, 2023 and 2022 and recognized as research grant revenue were as follows:
	Six months ended
	June 30,
Research and Development Projects	2023	2022
Rapid detection of antibody-based pathogens	$-	$19,072
Multi-marker test for the early detection of pancreatic cancer	28,117	50,037
	$28,117	$69,109